INVESTMENT SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	$ 123,746,000	$ 96,519,000
Available-for-sale, Gross unrealized gains	2,070,000	5,769,000
Available-for-sale, Gross unrealized losses	(1,804,000)	(4,000)
Total investment securities available for sale	124,012,000	102,284,000
Held-to-maturity [Abstract]
Held-to-maturity, amortized cost	1,490,000	1,965,000
Total Investment Securities [Abstract]
Total investment securities, amortized cost	125,236,000	98,484,000
Total investment securities, gross unrealized gains	2,261,000	6,075,000
Total investment securities, gross unrealized losses	(1,805,000)	(4,000)
Total investment securities, fair value	125,692,000	104,555,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, amortized cost	1,645,000
Available-for-sale securities, due after one year through five years, amortized cost	16,666,000
Available-for-sale securities, due after five years through ten years, amortized cost	39,508,000
Available-for-sale securities, due after ten years, amortized cost	20,912,000
Total available for sale, amortized cost basis	78,731,000
Mortgage-back securities, available for sale, amortized cost	45,015,000
Total investment and mortgage-backed securities, available for sale, amortized cost	123,746,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, fair value	1,666,000
Available-for-sale securities, due after one year through five years, fair value	16,961,000
Available-for-sale securities, due after five years through ten years, fair value	39,004,000
Available-for-sale securities, due after ten years, fair value	21,101,000
Total available for sale, fair value	78,732,000
Mortgage-backed securities available for sale, fair value	45,280,000
Total investment and mortgage-back securities, available for sale, fair value	124,012,000
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Held to maturity, due in one year or less, amortized cost	0
Held to maturity, due after one year through five years, amortized cost	0
Held to maturity, due after five years through ten years, amortized cost	0
Held to maturity, due after ten years, amortized cost	0
Total held to maturity, amortized cost	0
Mortgage-backed securities held to maturity, amortized cost	1,490,000
Total investment and mortgage-backed securities held to maturity, amortized cost	1,490,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held to maturity, due in one year or less, fair value	0
Held to maturity, due after one year through five years, fair value	0
Held to maturity, due after five years through ten years, fair value	0
Held to maturity, due after ten years, fair value	0
Total held to maturity, fair value	0
Mortgage-backed securities held to maturity, fair value	1,680,000
Total investment and mortgage-backed securities held to maturity, fair value	1,680,000
Investment securities pledged to secure public deposits	14,800,000	7,000,000
Securities holding threshold for analysis (in hundredths)	10.00%
Stock in the FHLB	3,370,000	5,431,000
Required FHLB holdings	3,400,000
FHLB redemptions totaled	2,450,000	2,226,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	102	1
Continuous unrealized loss position, less than 12 months, fair value	61,182,000	617,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(1,805,000)	(4,000)
Continuous unrealized loss position, 12 months or longer, fair value	0	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0	0
Total continuous unrealized loss position, fair value	61,182,000	617,000
Total continuous unrealized loss position, unrealized loss	(1,805,000)	(4,000)
US Government and federal agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	18,572,000
Available-for-sale, Gross unrealized gains	4,000
Available-for-sale, Gross unrealized losses	(513,000)
Total investment securities available for sale	18,063,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	13
Continuous unrealized loss position, less than 12 months, fair value	17,028,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(513,000)
Continuous unrealized loss position, 12 months or longer, fair value	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0
Total continuous unrealized loss position, fair value	17,028,000
Total continuous unrealized loss position, unrealized loss	(513,000)
State and political subdivisions [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	60,159,000	55,254,000
Available-for-sale, Gross unrealized gains	1,526,000	4,360,000
Available-for-sale, Gross unrealized losses	(1,016,000)	(4,000)
Total investment securities available for sale	60,669,000	59,610,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	24	1
Continuous unrealized loss position, less than 12 months, fair value	19,646,000	617,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(1,016,000)	(4,000)
Continuous unrealized loss position, 12 months or longer, fair value	0	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0	0
Total continuous unrealized loss position, fair value	19,646,000	617,000
Total continuous unrealized loss position, unrealized loss	(1,016,000)	(4,000)
Residential mortgage-backed securities issued by quasi-governmental agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	45,015,000	41,265,000
Available-for-sale, Gross unrealized gains	540,000	1,409,000
Available-for-sale, Gross unrealized losses	(275,000)	0
Total investment securities available for sale	45,280,000	42,674,000
Held-to-maturity [Abstract]
Held-to-maturity, amortized cost	1,490,000	1,965,000
Held-to-maturity, gross unrecognized gains	191,000	306,000
Held-to-maturity, gross unrecognized losses	(1,000)	0
Held-to-maturity, fair value	1,680,000	2,271,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	65
Continuous unrealized loss position, less than 12 months, fair value	24,508,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(276,000)
Continuous unrealized loss position, 12 months or longer, fair value	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0
Total continuous unrealized loss position, fair value	24,508,000
Total continuous unrealized loss position, unrealized loss	(276,000)
Investment and mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized gains	13,000	112,000
Proceeds from the sale of investment and mortgage-backed securities	2,000,000	2,700,000
Mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized losses	9,000	27,000
Proceeds from sale of mortgage-backed securities available for sale	$ 2,000,000	$ 1,100,000